Bank Loans	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2021 and 2022, bank loans consisted of the following:

	December 31, 2021	December 31, 2022
Short-term bank loans:
Loan from Bank of Beijing (1)	$464	$1,139
Loan from China Merchants Bank (2)	1,560	2,144
Loan from Huaxia Bank (3)	1,406	707
Loan from Xiamen International Bank (4)	1,568	431
	$4,998	$4,421

(1)

On December 28, 2021, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $471 as working capital for one year, with maturity date of December 23, 2022. The loan bears a fixed interest rate of 3.80% per annum. The Company incurred guarantee fee in the amount of $7 for the loan of which the unamortized balance was $7 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 5.29% as of December 31, 2021. The loan is guaranteed by Beijing Shichuangtongsheng Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors. The loan was fully repaid on November 21, 2022.

On March 31, 2022, Beijing Leshare entered into a loan agreement with Bank of Beijing to borrow $718 as working capital for one year, with maturity date of March 31, 2023. The loan bears a fixed interest rate of 3.70% per annum. The Company incurred guarantee fee in the amount of $15 for the loan of which the unamortized balance was $4 as of December 31, 2022. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 5.80% as of December 31, 2022. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Glory Star Beijing, Horgos Technology and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

On November 29, 2022, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $431 as working capital for one year, with maturity date of November 28, 2023. The loan bears a fixed interest rate of 3.65% per annum. The Company incurred guarantee fee in the amount of $7 for the loan of which the unamortized balance was $6 as of December 31, 2022. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 5.20% as of December 31, 2022. The loan is guaranteed by Beijing Shichuangtongsheng Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

(2)

In March 2020, Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On March 26, 2021. Glory Star Beijing made a withdraw of $1,568 with a fixed interest rate of 4.5%. The loan was fully repaid on March 21, 2022. In February 2022, Glory Star Beijing entered into another two-year credit facility agreement of maximum $2,154 with China Merchants Bank. On March 1, 2022 and March 25, 2022. Glory Star Beijing made a withdraw of $2,154 with a fixed interest rate of 4.5%. The Company incurred guarantee fee in the amount of $51 for the loan of which the unamortized balance was $10 as of December 31, 2022. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.94% as of December 31, 2022. The loan is guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

(3)

In March, 2020, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with Huaxia Bank. On March 23, 2020, Glory Star Beijing made a withdrawal of $1,533, $153 of which was fully repaid on March 21, 2021 and the remaining of $1,380 was due on March 23, 2022. The loan bears a fixed interest rate of 6.09% per annum. As of December 31, 2021, the outstanding balance was $1,412 which will be due on March 23, 2022. The Company incurred guarantee fee in the amount of $33 for the remaining loan of which the unamortized balance was $6 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 8.13% as of December 31, 2021. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd with accounts receivable from Beijing iQYI Technology Co., Ltd. pledged as collateral and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.

In March, 2022, Glory Star Beijing entered into a two-year credit facility agreement of maximum $718 with Huaxia Bank. On March 31, 2022. Glory Star Beijing made a withdraw of $718 of which will be due on March 30, 2023. The loan bears a fixed interest rate of 3.70% per annum. The Company incurred guarantee fee in the amount of $15 for the loan of which the unamortized balance was $11 as of December 31, 2022. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 5.80% as of December 31, 2022. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos Technology and Beijing Leshare provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.

(4)

On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,073 and a one-year credit facility agreement of maximum $460 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,073 and $460, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors. Both loans were repaid on March 4, 2021 and were reissued on the same date with the fixed interest rate of 6.0% and 5.5% respectively. The loans were repaid on September 3, 2021. On September 6, 2021, $1,097 was reissued with maturity date of March 5, 2022. On November 23, 2021, $471 was reissued with maturity date of May 22, 2022. Both loans bear a fixed interest rate of 6.0% per annum.

On November 12, 2021, Leshare Beijing entered into a two-year credit facility agreement of maximum $431 with Xiamen International Bank. On November 25, 2022, Leshare Beijing withdrew $431 with maturity date of May 24, 2023. The loan bears fixed interest rate of 6.0%. The loan is guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

The weighted average interest rate for bank loans was approximately 7.19%, 6.92% and 6.46% for the years ended December 31, 2020, 2021 and 2022, respectively. For the years ended December 31, 2020, 2021 and 2022, interest expense related to bank loans amounted to $332, $383 and $346 respectively.